NET INCOME (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income (loss) per share:
Net loss	$ 731	$ (8,757)	$ (5,988)	$ (16,631)	$ (21,910)	$ (49,934)	$ (8,711)
Net income loss per share
Basic	$ 0.01	$ (0.26)	$ (0.10)	$ (0.50)	$ (0.65)	$ (1.59)
Diluted	$ 0.00	$ (0.26)	$ (0.10)	$ (0.50)	$ (0.65)	$ (1.59)
Weighted average shares outstanding:
Weighted average subordinate voting shares - basic	71,021,000	33,307	61,956	33,025	33,940	31,379
Weighted average subordinate voting shares - diluted	201,278,000	33,307	61,956	33,025	33,940	31,379
Effects of Potential Dilutive Shares
Basic shares	71,021,000	33,307,000	61,956,000	33,025,000
Options	2,908,000	0	0	0
Warrants	60,767,000	0	0	0
Convertible debentures	64,796,000	0	0	0
Restricted stock units	1,786,000	0	0	0
Total weighted average potentially diluted shares	201,278	33,307	61,956	33,025	33,940	31,379